revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 01, 2017
Contract assets
Contract assets	$ 1,279	$ 1,184	$ 1,303	$ 1,191	$ 1,303	$ 1,272	$ 1,303	$ 1,191	$ 1,205
Contract assets at beginning of period	1,279	1,184	1,303
Net additions arising from operations	303	292	584	548	1,270
Amounts billed in period and thus reclassified to accounts receivable	(313)	(287)	(617)	(561)	(1,166)
Change in impairment allowance, net	2	3	1		(3)
Other	1	(1)	1	(1)	(3)
Contract assets at end of period	1,272	1,191	1,272	1,191	1,303
Gross contract assets						907	907	845
Reclassification to contract liabilities for contracts with contract assets less than contract liabilities						(5)	(4)	(5)
Reclassification from contract liabilities for contracts with contract liabilities less than contract assets						(142)	(146)	(143)
Contract assets						760	757	697	700
Wireless segment
Contract assets
Amounts billed in period and thus reclassified to accounts receivable	287	259	567	509	1,060
As previously reported
Contract assets
Contract assets	1,279	1,184	1,303	0	0		1,303
Contract assets at beginning of period	1,279	1,184	1,303	0	0
Contract assets at end of period					1,303
IFRS 15 effects
Contract assets
Contract assets									1,205
Contract assets						760	757		700
The twelve month period ending one year hence
Contract assets
Contract assets	907	845	907	845	907	907	907	845	853
Contract assets at beginning of period			907
Contract assets at end of period	907	845	907	845	907
The twelve month period ending two years hence
Contract assets
Contract assets	354	332	385	332	385	354	385	332	338
Contract assets at beginning of period			385
Contract assets at end of period	354	332	354	332	385
Thereafter
Contract assets
Contract assets	11	14	11	14	11	$ 11	$ 11	$ 14	$ 14
Contract assets at beginning of period			11
Contract assets at end of period	$ 11	$ 14	$ 11	$ 14	$ 11